Vanguard® Selected Value Fund
Schedule of Investments (unaudited)
As of January 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (95.7%)
Communication Services (3.1%)
	Omnicom Group Inc.	797,150	69,185
	Warner Music Group Corp. Class A	1,925,230	61,222
*	Charter Communications Inc. Class A	163,961	56,647
*	Live Nation Entertainment Inc.	149,040	21,563
			208,617
Consumer Discretionary (11.0%)
	Gildan Activewear Inc.	1,632,901	84,274
	Advance Auto Parts Inc.	1,507,234	73,101
*	Taylor Morrison Home Corp.	1,086,243	70,019
	Magna International Inc.	1,625,479	64,483
*	M/I Homes Inc.	444,370	55,902
	Lear Corp.	545,377	51,314
*	CarMax Inc.	597,370	51,159
	LKQ Corp.	1,287,140	48,126
	American Eagle Outfitters Inc.	2,597,560	41,924
	Newell Brands Inc.	4,134,510	41,180
	PVH Corp.	432,574	38,759
	Gentex Corp.	1,331,164	34,504
	Hasbro Inc.	577,866	33,424
*	Hanesbrands Inc.	3,715,000	30,166
	Harley-Davidson Inc.	916,870	24,810
			743,145
Consumer Staples (4.1%)
	Dollar General Corp.	979,849	69,628
	Tyson Foods Inc. Class A	870,421	49,170
	Kraft Heinz Co.	1,542,982	46,043
	Flowers Foods Inc.	2,296,550	44,898
	Spectrum Brands Holdings Inc.	480,073	40,595
	Ingredion Inc.	203,198	27,724
			278,058
Energy (2.6%)
	Civitas Resources Inc.	1,124,399	57,074
	Occidental Petroleum Corp.	1,042,440	48,630
	NOV Inc.	2,754,742	39,806
	Golar LNG Ltd.	813,300	33,142
			178,652
Financials (24.2%)
	Corebridge Financial Inc.	3,819,679	128,952
	Fidelity National Financial Inc.	1,650,313	95,999
	Unum Group	1,144,638	87,279
	Equitable Holdings Inc.	1,437,461	78,227
	Global Payments Inc.	679,473	76,678
	Globe Life Inc.	593,678	72,482
	RenaissanceRe Holdings Ltd.	309,988	72,097
	Glacier Bancorp Inc.	1,422,551	70,658
*	Markel Group Inc.	36,920	67,519
*	Genworth Financial Inc.	9,152,100	66,170
	Voya Financial Inc.	921,202	65,396
	State Street Corp.	598,630	60,833
	Essent Group Ltd.	970,570	56,536
	Capital One Financial Corp.	260,835	53,135
	Regions Financial Corp.	1,899,145	46,795
	Brookfield Asset Management Ltd. Class A	727,150	43,505
	CNO Financial Group Inc.	1,054,296	42,109
	Jackson Financial Inc. Class A	432,827	40,790
	Ally Financial Inc.	1,043,500	40,665
	White Mountains Insurance Group Ltd.	18,902	36,527
	Fifth Third Bancorp	817,897	36,241

Vanguard® Selected Value Fund
		Shares	Market Value ($000)
	M&T Bank Corp.	176,470	35,513
	Nomura Holdings Inc. ADR	5,298,530	34,334
	Everest Group Ltd.	98,180	34,118
	Radian Group Inc.	932,045	31,708
	Webster Financial Corp.	516,038	31,086
	MetLife Inc.	349,815	30,262
	KeyCorp.	1,492,763	26,840
	CNA Financial Corp.	513,249	25,180
	Comerica Inc.	370,173	24,920
*	SiriusPoint Ltd.	1,182,966	17,224
			1,629,778
Health Care (10.5%)
	Baxter International Inc.	3,703,425	120,583
	Humana Inc.	294,940	86,485
	Teleflex Inc.	453,970	81,824
	Fresenius Medical Care AG ADR	3,285,843	81,719
	Labcorp Holdings Inc.	289,820	72,397
*	Henry Schein Inc.	879,996	70,400
	Universal Health Services Inc. Class B	341,038	64,306
*	Charles River Laboratories International Inc.	295,440	48,677
	Dentsply Sirona Inc.	2,453,270	48,477
	Perrigo Co. plc	1,247,141	31,066
			705,934
Industrials (17.1%)
	AerCap Holdings NV	2,128,916	203,524
	Delta Air Lines Inc.	1,126,486	75,779
	RB Global Inc. (XTSE)	819,439	73,323
	Woodward Inc.	375,735	69,605
[1]	Ashtead Group plc ADR	239,470	63,445
*	API Group Corp.	1,619,375	61,779
	Genpact Ltd.	1,163,681	56,660
	Robert Half Inc.	856,880	55,517
	Concentrix Corp.	943,375	49,320
	MSA Safety Inc.	298,979	49,251
	Stanley Black & Decker Inc.	488,450	43,018
	WESCO International Inc.	226,007	41,811
	SS&C Technologies Holdings Inc.	500,811	40,541
	Esab Corp.	325,240	40,278
	Armstrong World Industries Inc.	255,050	38,515
	MSC Industrial Direct Co. Inc. Class A	457,552	36,792
*	JELD-WEN Holding Inc.	3,952,699	35,258
	AMETEK Inc.	167,300	30,877
*	Gates Industrial Corp. plc	1,220,420	25,250
	CH Robinson Worldwide Inc.	251,141	24,986
	ManpowerGroup Inc.	351,105	21,144
*	Masterbrand Inc.	572,191	9,910
*	Air France-KLM ADR	4,102,756	3,312
			1,149,895
Information Technology (8.4%)
	TE Connectivity plc	692,357	102,448
	Cognizant Technology Solutions Corp. Class A	1,002,275	82,798
*	Arrow Electronics Inc.	698,086	81,362
	Open Text Corp.	2,548,284	75,021
	Avnet Inc.	1,293,003	66,797
	Skyworks Solutions Inc.	578,994	51,392
	MKS Instruments Inc.	407,065	46,112
	Amdocs Ltd.	410,000	36,158
	Micron Technology Inc.	286,749	26,163
			568,251
Materials (8.5%)
	United States Steel Corp.	2,066,670	76,157
	Dow Inc.	1,598,609	62,426
*	IAMGOLD Corp. (XTSE)	9,747,180	60,822
*	Eldorado Gold Corp.	3,870,404	58,985
	Olin Corp.	1,910,565	55,961
	Mosaic Co.	1,690,250	47,141
	PPG Industries Inc.	324,275	37,415
*	Equinox Gold Corp. (XTSE)	6,030,020	36,602

Vanguard® Selected Value Fund
		Shares	Market Value ($000)
	Huntsman Corp.	2,166,323	36,459
	Ternium SA ADR	1,180,696	35,421
	Centerra Gold Inc.	4,522,636	28,221
	FMC Corp.	428,135	23,881
*	Equinox Gold Corp.	2,671,383	16,120
			575,611
Real Estate (5.0%)
	Crown Castle Inc.	715,660	63,894
	Park Hotels & Resorts Inc.	4,490,015	60,570
	DiamondRock Hospitality Co.	6,373,999	55,964
*	Howard Hughes Holdings Inc.	647,461	49,446
*	CBRE Group Inc. Class A	290,850	42,098
	Healthcare Realty Trust Inc.	2,225,240	37,273
	Ryman Hospitality Properties Inc.	255,225	26,758
			336,003
Utilities (1.2%)
	Atmos Energy Corp.	379,393	54,067
	Edison International	521,523	28,162
			82,229
Total Common Stocks (Cost $5,488,938)			6,456,173
Temporary Cash Investments (4.1%)
Money Market Fund (4.1%)
[2,3]	Vanguard Market Liquidity Fund, 4.371% (Cost $274,037)	2,741,037	274,076
Total Investments (99.8%) (Cost $5,762,975)			6,730,249
Other Assets and Liabilities—Net (0.2%)			13,098
Net Assets (100%)			6,743,347
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $583,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $601,000 was received for securities on loan.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2025	342	103,750	1,598
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

Vanguard® Selected Value Fund
C.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At January 31, 2025, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.